Long-term Debt and Credit Arrangements [Text Block] (Tables)	12 Months Ended
Aug. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

The following table summarizes short-term and long-term debt obligations outstanding:

	As of August 31,
	2014	2013
	(In thousands)
Notes payable and other, due within one year	$18,429	$5,042
Current portion of long-term debt	13,319	3,331

Short-term debt	$31,748	$8,373

Revolving credit loan, LIBOR plus applicable spread, due January 2016	$—	$150,000
Revolving credit loan, LIBOR plus applicable spread, due September 2018	105,400	—
Term loan, due September 2018	180,625	—
Euro notes, 4.485%, due March 2016	53,106	56,626
Capital leases and other long-term debt	415	809

Long-term debt	$339,546	$207,435

Schedule of Line of Credit Facilities [Table Text Block]

The table below summarizes the Company’s available funds:

	As of August 31,
	2014	2013
	(In thousands)
Existing capacity:
Revolving Facility	$300,000	$300,000
Term Loan Facility	190,625	—
Domestic short-term lines of credit	15,000	—
Foreign short-term lines of credit	53,520	56,178

Total capacity from credit lines and notes	$559,145	$356,178

Availability:
Revolving Facility	$193,909	$149,024
Foreign short-term lines of credit	49,250	49,302

Total available funds from credit lines and notes	$243,159	$198,326

Schedule of Maturities of Long-term Debt [Table Text Block]	Aggregate maturities of debt, including capital lease obligations, subsequent to August 31, 2014 are as follows (in thousands):

Fiscal 2015	$31,748
2016	63,275
2017	12,606
2018	15,091
2019	248,574